Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As
required
by
Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between certain executive compensation and certain financial performance of our Company, illustrating pay versus performance, or PVP. For its Company Selected Measures (“
CSM
”) the Company has chosen Adjusted Free Cash Flow
and
Adjusted EBITDA.
PAY VERSUS PERFORMANCE

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:			Net Income $ millions	Adjusted Free Cash Flow $ millions	Adjusted EBITDA $ millions
					Company TSR	S&P 500 Industrials	S&P 500 IT

2022	$21,893,365	$8,358,572	$6,063,861	$3,431,516	$124	$127	$139	$4,545	$1,490	$2,170

2021	$21,532,055	$34,591,237	$6,036,612	$8,448,612	$140	$135	$194	$1,153	$1,598	$1,944

2020	$19,078,951	$36,516,078	$4,984,588	$9,144,533	$122	$111	$144	$950	$1,273	$1,590

(1)	The principal executive officer (“PEO”) for each of 2022, 2021 and 2020 (each a “Covered Year”) is L. Neil Hunn.

(2)	The non-PEO named executive officers (the “other NEOs”) for each Covered Year are Jason Conley, Robert C. Crisci and John K. Stipancich.

(3)
Adjusted Free Cash Flow and Adjusted EBITDA are presented on a continuing operations basis and an adjusted
(non-GAAP)
basis. A reconciliation from
non-GAAP
financial measures to the most comparable GAAP measures and other related information is available in “Appendix A—Reconciliations”.

Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value - Added (Deducted)	2022	2021	2020

For PEO:

-SCT “Stock Awards” column value	$(13,896,152)	$(12,946,468)	$(13,091,674)

-SCT “Option Awards” column value	$(4,632,053)	$(4,425,029)	$(4,249,979)

+ year-end fair value of outstanding equity awards granted in Covered Year	$17,314,227	$22,368,375	$21,693,698

+/- change in fair value of outstanding equity awards granted in prior years	$(5,664,370)	$7,832,790	$9,312,916

+/- change in fair value of prior-year equity awards vested in Covered Year	$(6,656,446)	$229,515	$3,772,165

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	$(3,233,282)	$(2,998,780)	$(3,011,974)

-SCT “Option Awards” column value	$(1,098,312)	$(1,066,670)	$(1,025,010)

+ year-end fair value of outstanding equity awards granted in Covered Year	$4,049,033	$5,246,722	$5,063,775

+/- change in fair value of outstanding equity awards granted in prior years	$(813,738)	$1,354,071	$2,129,441

+/- change in fair value of prior-year equity awards vested in Covered Year	$(1,536,046)	$(123,342)	$1,003,714

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote [Text Block]	The non-PEO named executive officers (the “other NEOs”) for each Covered Year are Jason Conley, Robert C. Crisci and John K. Stipancich
PEO Total Compensation Amount	$ 21,893,365	$ 21,532,055	$ 19,078,951
PEO Actually Paid Compensation Amount	$ 8,358,572	34,591,237	36,516,078
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value - Added (Deducted)	2022	2021	2020

For PEO:

-SCT “Stock Awards” column value	$(13,896,152)	$(12,946,468)	$(13,091,674)

-SCT “Option Awards” column value	$(4,632,053)	$(4,425,029)	$(4,249,979)

+ year-end fair value of outstanding equity awards granted in Covered Year	$17,314,227	$22,368,375	$21,693,698

+/- change in fair value of outstanding equity awards granted in prior years	$(5,664,370)	$7,832,790	$9,312,916

+/- change in fair value of prior-year equity awards vested in Covered Year	$(6,656,446)	$229,515	$3,772,165

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	$(3,233,282)	$(2,998,780)	$(3,011,974)

-SCT “Option Awards” column value	$(1,098,312)	$(1,066,670)	$(1,025,010)

+ year-end fair value of outstanding equity awards granted in Covered Year	$4,049,033	$5,246,722	$5,063,775

+/- change in fair value of outstanding equity awards granted in prior years	$(813,738)	$1,354,071	$2,129,441

+/- change in fair value of prior-year equity awards vested in Covered Year	$(1,536,046)	$(123,342)	$1,003,714

Non-PEO NEO Average Total Compensation Amount	$ 6,063,861	6,036,612	4,984,588
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,431,516	8,448,612	9,144,533
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation Actually Paid (“CAP”) illustrated in the table above is calculated by making the following adjustments from the Summary Compensation Table (“SCT”) totals as follows:

Item and Value - Added (Deducted)	2022	2021	2020

For PEO:

-SCT “Stock Awards” column value	$(13,896,152)	$(12,946,468)	$(13,091,674)

-SCT “Option Awards” column value	$(4,632,053)	$(4,425,029)	$(4,249,979)

+ year-end fair value of outstanding equity awards granted in Covered Year	$17,314,227	$22,368,375	$21,693,698

+/- change in fair value of outstanding equity awards granted in prior years	$(5,664,370)	$7,832,790	$9,312,916

+/- change in fair value of prior-year equity awards vested in Covered Year	$(6,656,446)	$229,515	$3,772,165

For Non-PEO Named Executive Officers (Average):

-SCT “Stock Awards” column value	$(3,233,282)	$(2,998,780)	$(3,011,974)

-SCT “Option Awards” column value	$(1,098,312)	$(1,066,670)	$(1,025,010)

+ year-end fair value of outstanding equity awards granted in Covered Year	$4,049,033	$5,246,722	$5,063,775

+/- change in fair value of outstanding equity awards granted in prior years	$(813,738)	$1,354,071	$2,129,441

+/- change in fair value of prior-year equity awards vested in Covered Year	$(1,536,046)	$(123,342)	$1,003,714

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

(1)
Roper has historically compared the cumulative total return on its common stock with that of the Standard & Poor’s 500 Stock Index (the “S&P 500”) and the Standard and Poor’s 500 Industrials Index (the “S&P 500 Industrials”). As a result of divestiture activity in 2022 and 2021, the Company intends to use the S&P 500 Information Technology Index (the “S&P 500 IT”) in place of the S&P 500 Industrials on a go-forward
basis to better reflect more relevant comparisons of our software and technology focused portfolio.

Compensation Actually Paid vs. Net Income [Text Block]
(1)	In 2022, the Company’s Net Income included a gain of $3,356 million related to the disposition of discontinued operations, net of tax.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

(1)
Roper has historically compared the cumulative total return on its common stock with that of the Standard & Poor’s 500 Stock Index (the “S&P 500”) and the Standard and Poor’s 500 Industrials Index (the “S&P 500 Industrials”). As a result of divestiture activity in 2022 and 2021, the Company intends to use the S&P 500 Information Technology Index (the “S&P 500 IT”) in place of the S&P 500 Industrials on a go-forward
basis to better reflect more relevant comparisons of our software and technology focused portfolio.

Tabular List [Table Text Block]
The following table lists the three financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers to our performance:

Adjusted Free Cash Flow
Adjusted EBITDA
Adjusted Net Earnings

Total Shareholder Return Amount	$ 124	140	122
Peer Group Total Shareholder Return Amount	127	135	111
Net Income (Loss)	$ 4,545,000,000	$ 1,153,000,000	$ 950,000,000
Company Selected Measure Amount	1,490,000,000	1,598,000,000	1,273,000,000
PEO Name	L. Neil Hunn
Peer Group Total Shareholder Return Amount 2	$ 139	$ 194	$ 144
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Non-GAAP Measure Description [Text Block]	Adjusted Free Cash Flow and Adjusted EBITDA are presented on a continuing operations basis and an adjusted
(non-GAAP)
basis. A reconciliation from
non-GAAP
	financial measures to the most comparable GAAP measures and other related information is available in “Appendix A—Reconciliations”.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	2,170,000,000	1,944,000,000	1,590,000,000
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Earnings
PEO [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,896,152)	$ (12,946,468)	$ (13,091,674)
PEO [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,632,053)	(4,425,029)	(4,249,979)
PEO [Member] | Year end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,314,227	22,368,375	21,693,698
PEO [Member] | Change in fair value of outstanding equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,664,370)	7,832,790	9,312,916
PEO [Member] | Change in fair value of prioryear equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,656,446)	229,515	3,772,165
Non-PEO NEO [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,233,282)	(2,998,780)	(3,011,974)
Non-PEO NEO [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,098,312)	(1,066,670)	(1,025,010)
Non-PEO NEO [Member] | Year end fair value of outstanding equity awards granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,049,033	5,246,722	5,063,775
Non-PEO NEO [Member] | Change in fair value of outstanding equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(813,738)	1,354,071	2,129,441
Non-PEO NEO [Member] | Change in fair value of prioryear equity awards vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,536,046)	$ (123,342)	$ 1,003,714